Securities (Summary of Proceeds and Realized Gain/(Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities [Abstract]
Gross proceeds from sales of securities	$ 53,213	$ 14,631
Gross realized gains from called securities	83	43
Gross realized losses from called securities	$ (70)	$ (34)	$ (2)